Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Aug. 31, 2015	Aug. 31, 2014
Income Tax Disclosure [Abstract]
Future tax benefit arising from net operating loss carryovers	$ 86,780	$ 55,410
Less valuation allowance	$ (86,780)	$ (55,410)
Net deferred